Shenkman Capital Floating Rate High Income Fund
Schedule of Investments
December 31, 2023 (Unaudited)
	Principal	Fair
	Amount	Value
BANK LOANS - 81.53% (h)
AEROSPACE & DEFENSE - 1.01%
Barnes Group, Inc., Senior Secured First Lien Term Loan 8.456% (1 Month SOFR USD + 3.00%), 09/03/2030 (a)	$594,510	$597,185
Bleriot U.S. Bidco, Inc., Senior Secured First Lien Term Loan 9.61% (3 Month SOFR USD + 4.00%), 10/31/2028 (a)	296,510	298,071
Dynasty Acquisition Co., Inc.
Senior Secured First Lien Term Loan 9.348% (1 Month SOFR USD + 4.00%), 08/24/2028 (a)	236,810	237,718
Senior Secured First Lien Term Loan 9.356% (1 Month SOFR USD + 4.00%), 08/24/2028 (a)	551,230	553,344
KKR Apple Bidco, LLC, Senior Secured First Lien Term Loan 8.856% (1 Month SOFR USD + 3.50%, 0.500% Floor), 09/22/2028 (a)	632,223	635,188
LSF11 Trinity Bidco, Inc., Senior Secured First Lien Term Loan 9.358% (1 Month SOFR USD + 4.00%), 06/17/2030 (a)	392,303	395,245
		2,716,751
AUTO RETAIL - 0.84%
CWGS Group, LLC
Senior Secured First Lien Term Loan 7.97% (1 Month SOFR USD + 2.50%, 0.750% Floor), 06/05/2028 (a)	47,955	47,020
Senior Secured First Lien Term Loan 7.972% (1 Month SOFR USD + 2.50%, 0.750% Floor), 06/05/2028 (a)	687,529	674,125
LS Group Opco Acquisition, LLC, Senior Secured First Lien Term Loan 8.71% (1 Month SOFR USD + 3.25%, 0.750% Floor), 11/02/2027 (a)	989,400	990,845
Mavis Tire Express Services Topco Corp., Senior Secured First Lien Term Loan 9.47% (1 Month SOFR USD + 4.00%, 0.750% Floor), 05/04/2028 (a)	536,523	538,199
		2,250,189
AUTOMOTIVE - 1.07%
American Axle & Manufacturing, Inc.
Senior Secured First Lien Term Loan 8.957% (1 Month SOFR USD + 3.50%, 0.500% Floor), 12/13/2029 (a)	281,380	282,787
Senior Secured First Lien Term Loan 9.007% (3 Month SOFR USD + 3.50%, 0.500% Floor), 12/13/2029 (a)	450,886	453,140
Autokiniton U.S. Holdings, Inc., Senior Secured First Lien Term Loan 9.97% (1 Month SOFR USD + 4.50%, 0.500% Floor), 04/06/2028 (a)	298,923	300,445
First Brands Group, LLC
Senior Secured First Lien Term Loan 10.881% (6 Month SOFR USD + 5.00%, 1.000% Floor), 03/30/2027 (a)	318,363	316,373
Senior Secured First Lien Term Loan 10.881% (6 Month SOFR USD + 5.00%, 1.000% Floor), 03/30/2027 (a)	468,633	465,999
Phinia, Inc., Senior Secured First Lien Term Loan 9.456% (3 Month SOFR USD + 4.00%), 07/03/2028 (a)	268,535	270,046
Tenneco, Inc.
Senior Secured First Lien Term Loan 10.448% (3 Month SOFR USD + 5.00%, 0.500% Floor), 11/17/2028 (a)	1,354	1,199
Senior Secured First Lien Term Loan 10.469% (3 Month SOFR USD + 5.00%, 0.500% Floor), 11/17/2028 (a)	479,646	424,517
Thor Industries, Inc., Senior Secured First Lien Term Loan 8.112% (1 Month SOFR USD + 2.75%), 11/15/2030 (a)	363,000	364,452
		2,878,958
BUILDING PRODUCTS - 2.53%
Cornerstone Building Brands, Inc., Senior Secured First Lien Term Loan 8.712% (1 Month SOFR USD + 3.25%, 0.500% Floor), 04/12/2028 (a)	744,658	746,133
CPG International, LLC, Senior Secured First Lien Term Loan 7.956% (1 Month SOFR USD + 2.50%, 0.500% Floor), 04/30/2029 (a)	1,243,263	1,248,235
FleetPride, Inc., Senior Secured First Lien Term Loan 9.856% (1 Month SOFR USD + 4.50%, 0.500% Floor), 09/29/2028 (a)	350,123	350,287
Griffon Corp., Senior Secured First Lien Term Loan 7.748% (3 Month SOFR USD + 2.25%, 0.500% Floor), 01/24/2029 (a)	381,326	382,357
Janus International Group, LLC, Senior Secured First Lien Term Loan 8.764% (3 Month SOFR USD + 3.25%, 1.000% Floor), 08/05/2030 (a)	801,990	804,873
QUIKRETE Holdings, Inc., Senior Secured First Lien Term Loan 8.095% (1 Month SOFR USD + 2.625%), 02/01/2027 (a)	897,729	903,622
SRS Distribution, Inc., Senior Secured First Lien Term Loan 8.97% (1 Month SOFR USD + 3.50%, 0.500% Floor), 06/02/2028 (a)	769,099	771,345
Standard Industries, Inc., Senior Secured First Lien Term Loan 7.699%, 05/27/2027 (a)(e)	268,000	268,886
Summit Materials, LLC, Senior Secured First Lien Term Loan 8.102%, 11/28/2029 (a)(e)	524,000	526,295
TAMKO Building Products, LLC, Senior Secured First Lien Term Loan 8.87% (3 Month SOFR USD + 3.50%), 09/20/2030 (a)	455,911	458,667
Verde Purchaser, LLC, Senior Secured First Lien Term Loan 10.348% (3 Month SOFR USD + 5.00%), 11/17/2030 (a)	360,000	350,327
		6,811,027
CHEMICALS - 3.06%
Axalta Coating Systems U.S. Holdings, Inc., Senior Secured First Lien Term Loan 7.848% (3 Month SOFR USD + 2.50%, 0.500% Floor), 12/20/2029 (a)	815,388	819,208
Discovery Purchaser Corp., Senior Secured First Lien Term Loan 9.765% (3 Month SOFR USD + 4.375%, 0.500% Floor), 10/04/2029 (a)	625,692	618,878
INEOS U.S. Petrochem, LLC
Senior Secured First Lien Term Loan 8.22% (1 Month SOFR USD + 2.75%, 0.500% Floor), 01/29/2026 (a)	486,455	487,671
Senior Secured First Lien Term Loan 9.206% (1 Month SOFR USD + 3.75%), 03/14/2030 (a)	237,805	234,238
Koppers, Inc., Senior Secured First Lien Term Loan 8.96% (1 Month SOFR USD + 3.50%, 0.500% Floor), 04/10/2030 (a)	233,679	235,140
LSF11 A5 Holdco, LLC
Senior Secured First Lien Term Loan 9.706% (1 Month SOFR USD + 4.25%, 0.500% Floor), 10/15/2028 (a)	323,375	324,858
Senior Secured First Lien Term Loan 8.97% (1 Month SOFR USD + 3.50%, 0.500% Floor), 10/16/2028 (a)	451,954	453,651
Lummus Technology Holdings V, LLC, Senior Secured First Lien Term Loan 8.97% (1 Month SOFR USD + 3.50%), 06/30/2027 (a)	466,492	467,921
Nouryon Finance B.V., Senior Secured First Lien Term Loan 9.441% (1 Month SOFR USD + 4.00%), 04/03/2028 (a)	307,455	308,992
Olympus Water U.S. Holding Corp., Senior Secured First Lien Term Loan 10.348% (3 Month SOFR USD + 5.00%, 0.500% Floor), 11/09/2028 (a)	284,288	286,302
Orion Engineered Carbons GmbH, Senior Secured First Lien Term Loan 7.598% (3 Month SOFR USD + 2.15%, 0.500% Floor), 09/22/2028 (a)	281,520	279,409
PMHC II, Inc., Senior Secured First Lien Term Loan 9.807% (3 Month SOFR USD + 4.25%, 0.500% Floor), 04/23/2029 (a)	678,718	652,065
Polar U.S. Borrower, LLC, Senior Secured First Lien Term Loan 10.244% (3 Month SOFR USD + 4.75%), 10/15/2025 (a)	481,310	330,419
PQ Corp., Senior Secured First Lien Term Loan 7.983% (3 Month SOFR USD + 2.50%, 0.500% Floor), 06/09/2028 (a)	350,025	351,033
PQ Performance Chemicals, Senior Secured First Lien Term Loan 8.705% (1 Month SOFR USD + 3.25%, 0.750% Floor), 08/02/2028 (a)	518,420	518,423
SCIH Salt Holdings, Inc.
Senior Secured First Lien Term Loan 9.463% (1 Month SOFR USD + 4.00%, 0.750% Floor), 03/16/2027 (a)	962,936	965,718
Senior Secured First Lien Term Loan 9.471% (1 Month SOFR USD + 4.00%, 0.750% Floor), 03/16/2027 (a)	77,267	77,490
Tronox Finance, LLC
Senior Secured First Lien Term Loan 7.97% (1 Month SOFR USD + 2.50%), 03/10/2028 (a)	70,154	70,171
Senior Secured First Lien Term Loan 8.11% (3 Month SOFR USD + 2.50%), 03/10/2028 (a)	346,154	346,235
Vantage Specialty Chemicals, Inc., Senior Secured First Lien Term Loan 10.108% (1 Month SOFR USD + 4.75%, 0.500% Floor), 10/26/2026 (a)	436,124	421,950
		8,249,772
COMMERCIAL SERVICES - 6.06%
AlixPartners, , LLP, Senior Secured First Lien Term Loan 8.22% (1 Month SOFR USD + 2.75%, 0.500% Floor), 02/04/2028 (a)	1,195,269	1,199,302
Allied Universal Holdco, LLC, Senior Secured First Lien Term Loan 10.106% (1 Month SOFR USD + 4.75%, 0.500% Floor), 05/12/2028 (a)	443,888	444,893
American Auto Auction Group, LLC, Senior Secured First Lien Term Loan 10.498% (3 Month SOFR USD + 5.00%, 0.750% Floor), 12/30/2027 (a)	414,316	409,481
Apex Group Treasury, LLC, Senior Secured First Lien Term Loan 9.377% (3 Month SOFR USD + 3.75%, 0.500% Floor), 07/27/2028 (a)	404,184	403,173
Aramark Services, Inc.
Senior Secured First Lien Term Loan 7.22% (1 Month SOFR USD + 1.75%), 01/15/2027 (a)	398,000	398,123
Senior Secured First Lien Term Loan 7.97% (1 Month SOFR USD + 2.50%), 06/24/2030 (a)	456,854	458,494
Camelot U.S. Acquisition, LLC
Senior Secured First Lien Term Loan 8.47% (1 Month SOFR USD + 3.00%), 10/30/2026 (a)	615,522	617,138
Senior Secured First Lien Term Loan 8.47% (1 Month SOFR USD + 3.00%, 1.000% Floor), 10/30/2026 (a)	830,543	833,035
Deerfield Dakota Holding, LLC, Senior Secured First Lien Term Loan 9.098% (3 Month SOFR USD + 3.75%, 1.000% Floor), 04/09/2027 (a)	991,449	984,013
Dun & Bradstreet Corp., Senior Secured First Lien Term Loan 8.205% (1 Month SOFR USD + 2.75%), 02/06/2026 (a)	1,761,870	1,767,658
EAB Global, Inc., Senior Secured First Lien Term Loan 8.97% (1 Month SOFR USD + 3.50%, 0.500% Floor), 08/16/2028 (a)	491,392	491,392
Galaxy U.S. Opco, Inc., Senior Secured First Lien Term Loan 10.133% (3 Month SOFR USD + 4.75%, 0.500% Floor), 04/30/2029 (a)	353,430	293,347
Garda World Security Corp., Senior Secured First Lien Term Loan 9.725% (3 Month SOFR USD + 4.25%), 10/30/2026 (a)	880,876	883,563
Garrett LX III SARL, Senior Secured First Lien Term Loan 9.883% (3 Month SOFR USD + 4.50%, 0.500% Floor), 05/01/2028 (a)	267,857	268,527
HomeServe U.S.A. Corp., Senior Secured First Lien Term Loan 8.358% (1 Month SOFR USD + 3.00%), 10/21/2030 (a)	358,000	359,566
Indy U.S. BIDCO, LLC
Senior Secured First Lien Term Loan 9.106% (1 Month SOFR USD + 3.75%), 03/06/2028 (a)	282,714	271,264
Senior Secured First Lien Term Loan 11.606% (1 Month SOFR USD + 6.25%, 0.500% Floor), 03/06/2028 (a)	633,418	621,145
Iron Mountain Information Management, LLC
Senior Secured First Lien Term Loan 7.22% (1 Month SOFR USD + 1.75%), 01/02/2026 (a)	527,601	527,864
Senior Secured First Lien Term Loan 7.607% (1 Month SOFR USD + 2.25%), 01/31/2031 (a)	557,963	558,837
Isolved, Inc., Senior Secured First Lien Term Loan 9.484% (6 Month SOFR USD + 4.00%, 0.500% Floor), 10/05/2030 (a)	430,000	431,344
OMNIA Partners, LLC
Senior Secured First Lien Term Loan 9.628% (3 Month SOFR USD + 4.25%), 07/25/2030 (a)	552,133	556,277
Senior Secured First Lien Delayed-Draw Term Loan 9.915%, 07/25/2030 (a)(e)(g)	51,867	52,256
Pre-Paid Legal Services, Inc., Senior Secured First Lien Term Loan 9.22% (1 Month SOFR USD + 3.75%, 0.500% Floor), 12/15/2028 (a)	442,492	440,143
Saphilux SARL
Senior Secured First Lien Term Loan 10.144% (6 Month SOFR USD + 4.75%, 0.500% Floor), 07/18/2028 (a)	365,085	366,684
Senior Secured First Lien Term Loan 10.144% (Daily SOFR USD + 4.75%, 0.500% Floor), 07/18/2028 (a)	915	919
SS&C Technologies, Inc.
Senior Secured First Lien Term Loan 7.706% (1 Month SOFR USD + 2.25%, 0.500% Floor), 03/22/2029 (a)	594,509	596,194
Senior Secured First Lien Term Loan 7.706% (1 Month SOFR USD + 2.25%, 0.500% Floor), 03/22/2029 (a)	353,276	354,278
Tempo Acquisition, LLC, Senior Secured First Lien Term Loan 8.106% (1 Month SOFR USD + 2.75%, 0.500% Floor), 08/31/2028 (a)	74,625	75,058
Trans Union, LLC, Senior Secured First Lien Term Loan 7.72% (1 Month SOFR USD + 2.25%, 0.500% Floor), 12/01/2028 (a)	1,068,957	1,073,836
VT Topco, Inc., Senior Secured First Lien Term Loan 9.606% (1 Month SOFR USD + 4.25%, 0.500% Floor), 08/09/2030 (a)	579,720	583,343
		16,321,147
CONSTRUCTION & ENGINEERING - 2.18%
Amentum Government Services Holdings, LLC
Senior Secured First Lien Term Loan 9.47% (1 Month SOFR USD + 4.00%), 02/01/2027 (a)	923,505	926,100
Senior Secured First Lien Term Loan 9.358% (1 Month SOFR USD + 4.00%, 0.500% Floor), 02/15/2029 (a)	297,639	298,309
American Residential Services, LLC, Senior Secured First Lien Term Loan 9.11% (3 Month SOFR USD + 3.50%, 0.750% Floor), 10/15/2027 (a)	658,630	658,630
Api Group DE, Inc.
Senior Secured First Lien Term Loan 7.72% (1 Month SOFR USD + 2.25%), 10/01/2026 (a)	519,910	521,397
Senior Secured First Lien Term Loan 7.97% (1 Month SOFR USD + 2.50%), 01/03/2029 (a)	498,332	499,356
Brand Industrial Services, Inc., Senior Secured First Lien Term Loan 10.877% (3 Month SOFR USD + 5.50%, 0.500% Floor), 07/25/2030 (a)	832,913	830,014
Centuri Group, Inc., Senior Secured First Lien Term Loan 7.97% (1 Month SOFR USD + 2.50%, 0.500% Floor), 08/28/2028 (a)	661,667	662,494
Tecta America Corp.
Senior Secured First Lien Term Loan 9.47% (1 Month SOFR USD + 4.00%, 0.750% Floor), 04/06/2028 (a)	683,409	686,187
Senior Secured First Lien Term Loan 9.72% (1 Month SOFR USD + 4.25%, 0.750% Floor), 04/10/2028 (a)	212,468	213,331
Tiger Acquisition, LLC, Senior Secured First Lien Term Loan 8.706% (1 Month SOFR USD + 3.25%, 0.500% Floor), 06/01/2028 (a)	581,613	579,856
		5,875,674
CONSUMER DISCRETIONARY - 1.84%
Champ Acquisition Corp., Senior Secured First Lien Term Loan 11.11% (3 Month SOFR USD + 5.50%), 12/19/2025 (a)	158,063	158,854
Fugue Finance, LLC, Senior Secured First Lien Term Loan 9.388% (3 Month SOFR USD + 4.00%, 0.500% Floor), 01/31/2028 (a)	444,026	446,628
Hanesbrands, Inc., Senior Secured First Lien Term Loan 9.106% (1 Month SOFR USD + 3.75%, 0.500% Floor), 03/08/2030 (a)	502,205	502,205
KUEHG Corp., Senior Secured First Lien Term Loan 10.348% (3 Month SOFR USD + 5.00%, 0.500% Floor), 06/12/2030 (a)	251,370	252,784
Learning Care Group (U.S.) No. 2, Inc.
Senior Secured First Lien Term Loan 10.098% (3 Month SOFR USD + 4.75%, 0.500% Floor), 08/11/2028 (a)	8,224	11,056
Senior Secured First Lien Term Loan 10.11% (1 Month SOFR USD + 4.75%, 0.500% Floor), 08/11/2028 (a)	17,222	23,155
Senior Secured First Lien Term Loan 10.121% (3 Month SOFR USD + 4.75%, 0.500% Floor), 08/11/2028 (a)	21,528	28,943
Senior Secured First Lien Term Loan 10.137% (3 Month SOFR USD + 4.75%, 0.500% Floor), 08/11/2028 (a)	68,889	92,618
Prometric Holdings, Inc., Senior Secured First Lien Term Loan 10.72% (1 Month SOFR USD + 5.25%, 0.500% Floor), 01/31/2028 (a)	724,000	724,568
Renaissance Holding Corp., Senior Secured First Lien Term Loan 10.106% (1 Month SOFR USD + 4.75%, 0.500% Floor), 04/05/2030 (a)	728,175	731,713
Spring Education Group, Inc., Senior Secured First Lien Term Loan 9.848% (3 Month SOFR USD + 4.50%), 10/04/2030 (a)	361,000	362,489
Tory Burch, LLC, Senior Secured First Lien Term Loan 8.72% (1 Month SOFR USD + 3.25%, 0.500% Floor), 04/14/2028 (a)	365,625	365,426
Tumi, Inc., Senior Secured First Lien Term Loan 8.106% (1 Month SOFR USD + 2.75%, 0.500% Floor), 06/21/2030 (a)	379,095	380,043
Wand NewCo 3, Inc., Senior Secured First Lien Term Loan 8.213%, 02/05/2026 (a)(e)	667,262	670,058
WW International, Inc., Senior Secured First Lien Term Loan 8.97% (1 Month SOFR USD + 3.50%, 0.500% Floor), 04/13/2028 (a)	273,415	194,922
		4,945,462
CONSUMER NON-DISCRETIONARY - 0.28%
Kronos Acquisition Holdings, Inc., Senior Secured First Lien Term Loan 9.36% (3 Month SOFR USD + 3.75%, 0.500% Floor), 12/22/2026 (a)	761,450	762,189
ENVIRONMENTAL SERVICES - 1.96%
Action Environmental Group, Inc.
Senior Secured First Lien Term Loan 9.878% (3 Month SOFR USD + 4.50%, 0.500% Floor), 10/24/2030 (a)	511,000	513,555
Senior Secured First Lien Delayed-Draw Term Loan 9.824%, 10/31/2030 (a)(e)(g)	77,000	77,385
Belfor Holdings, Inc., Senior Secured First Lien Term Loan 9.106% (1 Month SOFR USD + 3.75%, 0.500% Floor), 10/25/2030 (a)	1,003,000	1,007,393
Brightview Landscapes, LLC, Senior Secured First Lien Term Loan 8.383% (3 Month SOFR USD + 3.00%, 0.500% Floor), 04/20/2029 (a)	466,785	467,807
Covanta Holding Corp.
Senior Secured First Lien Term Loan 7.848% (1 Month SOFR USD + 2.50%, 0.500% Floor), 11/30/2028 (a)	26,282	26,308
Senior Secured First Lien Term Loan 7.856% (1 Month SOFR USD + 2.50%, 0.500% Floor), 11/30/2028 (a)	344,720	345,070
Senior Secured First Lien Term Loan 8.36% (1 Month SOFR USD + 3.00%, 0.500% Floor), 11/30/2028 (a)	412,866	413,899
Senior Secured First Lien Term Loan 8.36% (1 Month SOFR USD + 3.00%, 0.500% Floor), 11/30/2028 (a)	31,043	31,120
EnergySolutions, LLC, Senior Secured First Lien Term Loan 9.356% (3 Month SOFR USD + 4.00%, 0.500% Floor), 09/20/2030 (a)	361,095	361,546
GFL Environmental, Inc., Senior Secured First Lien Term Loan 7.912% (3 Month SOFR USD + 2.50%, 0.500% Floor), 05/31/2027 (a)	658,899	662,111
JFL-Tiger Acquisition Co., Inc., Senior Secured First Lien Term Loan 10.403% (3 Month SOFR USD + 5.00%, 0.500% Floor), 10/04/2030 (a)	427,000	428,601
WIN Waste Innovations Holdings, Inc., Senior Secured First Lien Term Loan 8.22% (1 Month SOFR USD + 2.75%, 0.500% Floor), 03/24/2028 (a)	994,712	939,197
		5,273,992
FINANCIALS: DIVERSIFIED - 3.51%
Citco Group, Ltd., Senior Secured First Lien Term Loan 8.887% (3 Month SOFR USD + 3.50%, 0.500% Floor), 04/26/2028 (a)	428,575	430,450
Edelman Financial Engines Centre, LLC
Senior Secured Second Lien Term Loan 12.22% (1 Month SOFR USD + 6.75%), 07/20/2026 (a)	815,000	816,528
Senior Secured First Lien Term Loan 8.97% (1 Month SOFR USD + 3.50%, 0.750% Floor), 04/07/2028 (a)	446,709	447,897
Amynta Agency Borrower, Inc., Senior Secured First Lien Term Loan 10.424%, 02/28/2028 (a)(e)	327,357	328,175
Avolon TLB Borrower 1 (U.S.), LLC, Senior Secured First Lien Term Loan 7.858% (1 Month SOFR USD + 2.50%, 0.500% Floor), 06/22/2028 (a)	907,811	910,911
Castlelake Aviation One, LLC
Senior Secured First Lien Term Loan 8.421% (3 Month LIBOR USD + 2.75%, 0.500% Floor), 10/22/2026 (a)	514,436	516,080
Senior Secured First Lien Term Loan 8.135% (3 Month SOFR USD + 2.75%, 0.500% Floor), 10/22/2027 (a)	520,740	522,097
Citco Funding, LLC, Senior Secured First Lien Term Loan 8.637% (3 Month SOFR USD + 3.25%, 0.500% Floor), 04/27/2028 (a)	249,375	250,583
Corp. Service Co.
Senior Secured First Lien Term Loan 7.956% (1 Month SOFR USD + 2.50%), 11/03/2027 (a)	396,459	393,735
Senior Secured First Lien Term Loan 8.706% (1 Month SOFR USD + 3.25%, 0.500% Floor), 11/02/2029 (a)	514,800	516,731
Focus Financial Partners, LLC, Senior Secured First Lien Term Loan 8.606% (1 Month SOFR USD + 3.25%, 0.500% Floor), 06/30/2028 (a)	752,832	755,418
GTCR W Merger Sub, LLC, Senior Secured First Lien Term Loan 3.75%, 09/21/2030 (a)(e)	952,000	957,355
Moneygram International, Inc., Senior Secured First Lien Term Loan 10.877% (3 Month SOFR USD + 5.50%, 0.500% Floor), 06/01/2030 (a)	318,203	309,883
NAB Holdings, LLC, Senior Secured First Lien Term Loan 8.248% (3 Month SOFR USD + 2.75%, 0.500% Floor), 11/24/2028 (a)	495,583	496,866
Nuvei Technologies Corp., Senior Secured First Lien Term Loan 7.939%, 09/29/2025 (a)(e)	596,000	596,653
VFH Parent, LLC, Senior Secured First Lien Term Loan 8.456% (1 Month SOFR USD + 3.00%, 0.500% Floor), 01/12/2029 (a)	513,884	515,619
WEX, Inc., Senior Secured First Lien Term Loan 7.72% (1 Month SOFR USD + 2.25%), 03/31/2028 (a)	697,283	700,382
		9,465,363
FINANCIALS: INSURANCE - 2.91%
Acrisure, LLC
Senior Secured First Lien Term Loan 9.15% (1 Month LIBOR USD + 3.50%), 02/16/2027 (a)	890,687	890,451
Senior Secured First Lien Term Loan 9.689% (1 Month LIBOR USD + 4.25%, 0.500% Floor), 02/16/2027 (a)	259,700	260,836
AssuredPartners, Inc.
Senior Secured First Lien Term Loan 8.97% (1 Month SOFR USD + 3.50%), 02/12/2027 (a)	630,350	632,559
Senior Secured First Lien Term Loan 8.97% (1 Month SOFR USD + 3.50%, 0.500% Floor), 02/12/2027 (a)	356,788	358,125
Asurion, LLC, Senior Secured First Lien Term Loan 8.72% (1 Month SOFR USD + 3.25%), 12/23/2026 (a)	2,024,527	2,023,404
Broadstreet Partners, Inc., Senior Secured First Lien Term Loan 9.106% (1 Month SOFR USD + 3.75%), 01/26/2029 (a)	321,270	322,642
HUB International, Ltd., Senior Secured First Lien Term Loan 9.662% (3 Month SOFR USD + 4.25%, 0.750% Floor), 06/20/2030 (a)	528,769	531,706
Jones DesLauriers Insurance Management, Inc., Senior Secured First Lien Term Loan 9.624% (3 Month SOFR USD + 4.25%), 03/16/2030 (a)	367,000	369,064
NFP Corp, Senior Secured First Lien Term Loan 8.713%, 02/04/2027 (a)(e)	468,284	471,248
OneDigital Borrower, LLC, Senior Secured First Lien Term Loan 9.698% (1 Month SOFR USD + 4.25%, 0.500% Floor), 11/16/2027 (a)	294,397	294,583
USI, Inc.
Senior Secured First Lien Term Loan 8.358% (3 Month SOFR USD + 3.00%, 0.500% Floor), 11/14/2029 (a)	945,882	948,914
Senior Secured First Lien Term Loan 8.598% (3 Month SOFR USD + 3.25%), 09/27/2030 (a)	742,140	744,226
		7,847,758
FOOD & BEVERAGE - 0.82%
BCPE Empire Holdings, Inc., Senior Secured First Lien Term Loan 10.106% (1 Month SOFR USD + 4.75%, 0.500% Floor), 12/11/2028 (a)	451,730	453,510
Froneri U.S., Inc., Senior Secured First Lien Term Loan 7.706% (1 Month SOFR USD + 2.25%), 01/29/2027 (a)	395,974	396,885
Pegasus Bidco B.V., Senior Secured First Lien Term Loan 9.63% (3 Month SOFR USD + 4.25%, 0.500% Floor), 07/12/2029 (a)	531,226	532,304
Triton Water Holdings, Inc., Senior Secured First Lien Term Loan 8.86% (3 Month SOFR USD + 3.25%, 0.500% Floor), 03/31/2028 (a)	821,384	815,223
		2,197,922
HEALTHCARE: EQUIPMENT & SUPPLIES - 3.39%
athenahealth Group, Inc., Senior Secured First Lien Term Loan 8.606% (1 Month SOFR USD + 3.25%, 0.500% Floor), 02/15/2029 (a)	748,870	746,624
Azalea TopCo, Inc.
Senior Secured First Lien Term Loan 8.97% (1 Month SOFR USD + 3.50%), 07/24/2026 (a)	217,591	216,014
Senior Secured First Lien Term Loan 9.206% (1 Month SOFR USD + 3.75%, 0.750% Floor), 07/24/2026 (a)	350,662	347,592
Senior Secured First Lien Term Loan 9.22% (1 Month SOFR USD + 3.75%, 0.750% Floor), 07/24/2026 (a)	108,576	107,490
Bausch & Lomb Corp., Senior Secured First Lien Term Loan 8.71% (1 Month SOFR USD + 3.25%, 0.500% Floor), 05/10/2027 (a)	749,585	743,498
Cvet Midco 2, LP, Senior Secured First Lien Term Loan 10.348% (3 Month SOFR USD + 5.00%, 0.500% Floor), 10/15/2029 (a)	233,238	233,421
Gainwell Acquisition Corp., Senior Secured First Lien Term Loan 9.448% (3 Month SOFR USD + 4.00%, 0.750% Floor), 10/01/2027 (a)	1,541,571	1,503,031
Insulet Corp., Senior Secured First Lien Term Loan 8.72% (1 Month SOFR USD + 3.25%, 0.500% Floor), 05/04/2028 (a)	1,202,367	1,208,379
Medline Borrower, LP, Senior Secured First Lien Term Loan 8.47% (1 Month SOFR USD + 3.00%, 0.500% Floor), 10/23/2028 (a)	1,759,363	1,770,219
Navicure, Inc., Senior Secured First Lien Term Loan 9.47% (1 Month SOFR USD + 4.00%), 10/22/2026 (a)	2,245,934	2,257,163
		9,133,431
HEALTHCARE: FACILITIES - 3.02%
ADMI Corp., Senior Secured First Lien Term Loan 9.213% (1 Month SOFR USD + 3.75%, 0.500% Floor), 12/23/2027 (a)	635,375	605,592
Charlotte Buyer, Inc., Senior Secured First Lien Term Loan 10.607% (1 Month SOFR USD + 5.25%, 0.500% Floor), 02/11/2028 (a)	286,277	287,827
CHG Healthcare Services, Inc.
Senior Secured First Lien Term Loan 8.72% (1 Month SOFR USD + 3.25%, 0.500% Floor), 09/29/2028 (a)	294,500	295,302
Senior Secured First Lien Term Loan 9.145% (3 Month SOFR USD + 3.75%, 0.500% Floor), 09/29/2028 (a)	390,304	391,565
Electron Bidco, Inc., Senior Secured First Lien Term Loan 8.47% (1 Month SOFR USD + 3.00%, 0.500% Floor), 11/01/2028 (a)	954,826	958,407
Heartland Dental, LLC, Senior Secured First Lien Term Loan 10.358% (1 Month SOFR USD + 5.00%, 0.750% Floor), 04/28/2028 (a)	675,914	675,704
Option Care Health, Inc., Senior Secured First Lien Term Loan 8.22% (1 Month SOFR USD + 2.75%, 0.500% Floor), 10/27/2028 (a)	1,042,043	1,047,467
Pluto Acquisition I, Inc., Senior Secured First Lien Term Loan 9.65% (3 Month SOFR USD + 4.00%), 06/22/2026 (a)	408,830	321,614
Premier Dental Services, Inc.
Senior Secured First Lien Delayed-Draw Term Loan 10.15% (3 Month SOFR USD + 4.50%, 0.750% Floor), 08/18/2028 (a)	31,160	19,698
Senior Secured First Lien Term Loan 10.15% (3 Month SOFR USD + 4.50%, 0.750% Floor), 08/18/2028 (a)	305,016	192,813
Select Medical Corp., Senior Secured First Lien Term Loan 8.356% (1 Month SOFR USD + 3.00%), 03/06/2027 (a)	731,949	733,321
Sotera Health Holdings, LLC
Senior Secured First Lien Term Loan 8.395% (3 Month SOFR USD + 2.75%, 0.500% Floor), 12/11/2026 (a)	261,000	261,217
Senior Secured First Lien Term Loan 9.106% (1 Month SOFR USD + 3.75%, 0.500% Floor), 12/11/2026 (a)	323,375	323,983
Surgery Center Holdings, Inc., Senior Secured First Lien Term Loan 8.856% (1 Month SOFR USD + 3.50%), 12/05/2030 (a)	1,306,000	1,312,942
U.S. Radiology Specialists, Inc., Senior Secured First Lien Term Loan 10.748% (3 Month SOFR USD + 5.25%, 0.500% Floor), 12/15/2027 (a)	713,440	708,681
		8,136,133
HEALTHCARE: LIFE SCIENCES - 2.42%
Avantor Funding, Inc., Senior Secured First Lien Term Loan 7.706% (1 Month SOFR USD + 2.25%, 0.500% Floor), 11/08/2027 (a)	1,334,263	1,338,900
Cambrex Corp., Senior Secured First Lien Term Loan 8.956% (1 Month SOFR USD + 3.50%, 0.750% Floor), 12/04/2026 (a)	971,749	954,500
Catalent Pharma Solutions, Inc., Senior Secured First Lien Term Loan 8.356% (1 Month SOFR USD + 3.00%), 02/22/2028 (a)	522,000	523,305
Curia Global, Inc., Senior Secured First Lien Term Loan 9.233% (3 Month SOFR USD + 3.75%, 0.750% Floor), 08/31/2026 (a)	832,419	751,520
ICON Luxembourg SARL, Senior Secured First Lien Term Loan 7.86% (3 Month SOFR USD + 2.25%, 0.500% Floor), 07/03/2028 (a)	800,000	803,876
IQVIA, Inc., Senior Secured First Lien Term Loan 7.348% (3 Month SOFR USD + 2.00%), 01/02/2031 (a)	289,000	290,523
Parexel International, Senior Secured First Lien Term Loan 8.72% (1 Month SOFR USD + 3.25%, 0.500% Floor), 11/15/2028 (a)	618,056	622,459
PRA Health Sciences, Inc., Senior Secured First Lien Term Loan 7.86% (3 Month SOFR USD + 2.25%, 0.500% Floor), 07/03/2028 (a)	199,320	200,286
Star Parent, Inc., Senior Secured First Lien Term Loan 9.348% (3 Month SOFR USD + 4.00%), 09/27/2030 (a)	1,057,250	1,047,412
		6,532,781
HEALTHCARE: MANAGED HEALTH CARE - 0.84%
Verscend Holding Corp., Senior Secured First Lien Term Loan 9.47% (1 Month SOFR USD + 4.00%), 08/27/2025 (a)	2,248,762	2,259,061
HEALTHCARE: PHARMACEUTICALS & BIOTECHNOLOGY - 1.07%
Financiere Mendel, Senior Secured First Lien Term Loan 9.616% (3 Month SOFR USD + 4.25%), 11/12/2030 (a)	672,000	673,996
Jazz Pharmaceuticals, Inc., Senior Secured First Lien Term Loan 8.97% (1 Month SOFR USD + 3.50%, 0.500% Floor), 05/05/2028 (a)	1,542,437	1,552,393
Perrigo Investments, LLC, Senior Secured First Lien Term Loan 7.456% (1 Month SOFR USD + 2.25%, 0.500% Floor), 04/20/2029 (a)	656,000	656,272
		2,882,661
INDUSTRIAL MACHINERY - 4.66%
AI Aqua Merger Sub, Inc., Senior Secured First Lien Term Loan 9.093% (1 Month SOFR USD + 3.75%, 0.500% Floor), 07/31/2028 (a)	671,920	673,270
Ali Group North America Corp., Senior Secured First Lien Term Loan 7.47% (1 Month SOFR USD + 2.00%), 07/30/2029 (a)	554,456	556,050
ASP Blade Holdings, Inc., Senior Secured First Lien Term Loan 9.61% (3 Month SOFR USD + 4.00%, 0.500% Floor), 10/13/2028 (a)	410,454	368,126
AZZ, Inc., Senior Secured First Lien Term Loan 9.106% (1 Month SOFR USD + 3.75%, 0.500% Floor), 05/11/2029 (a)	555,543	558,865
Brookfield WEC Holdings, Inc., Senior Secured First Lien Term Loan 8.22% (1 Month SOFR USD + 2.75%, 0.500% Floor), 08/01/2025 (a)	1,679,190	1,685,563
Chart Industries, Inc., Senior Secured First Lien Term Loan 8.691% (1 Month SOFR USD + 3.25%, 0.500% Floor), 03/17/2030 (a)	851,627	854,463
Clark Equipment Co., Senior Secured First Lien Term Loan 7.948% (3 Month SOFR USD + 2.50%, 0.500% Floor), 04/20/2029 (a)	390,049	391,303
Columbus McKinnon Corp., Senior Secured First Lien Term Loan 8.389% (3 Month SOFR USD + 2.75%, 0.500% Floor), 05/15/2028 (a)	574,290	576,444
CPM Holdings, Inc., Senior Secured First Lien Term Loan 9.843% (1 Month SOFR USD + 4.50%, 0.500% Floor), 09/27/2028 (a)	649,000	651,976
EMRLD Borrower, LP, Senior Secured First Lien Term Loan 8.356% (1 Month SOFR USD + 3.00%), 05/31/2030 (a)	598,676	601,484
Filtration Group Corp.
Senior Secured First Lien Term Loan 8.97% (1 Month SOFR USD + 3.50%, 0.500% Floor), 10/20/2028 (a)	266,220	266,886
Senior Secured First Lien Term Loan 9.72% (1 Month SOFR USD + 4.25%, 0.500% Floor), 10/23/2028 (a)	406,925	409,214
Gates Global, LLC
Senior Secured First Lien Term Loan 7.956% (1 Month SOFR USD + 2.50%, 0.750% Floor), 03/31/2027 (a)	264,319	265,075
Senior Secured First Lien Term Loan 8.356% (1 Month SOFR USD + 3.00%, 0.500% Floor), 11/16/2029 (a)	520,413	522,692
Indicor, LLC, Senior Secured First Lien Term Loan 9.348% (3 Month SOFR USD + 4.00%, 0.500% Floor), 11/22/2029 (a)	537,942	539,792
LSF12 Badger Bidco, LLC, Senior Secured First Lien Term Loan 11.356% (1 Month SOFR USD + 6.00%), 09/02/2030 (a)	586,000	585,634
Madison IAQ, LLC, Senior Secured First Lien Term Loan 8.721% (1 Month SOFR USD + 3.25%, 0.500% Floor), 06/21/2028 (a)	595,725	594,709
Pro Mach Group, Inc., Senior Secured First Lien Term Loan 9.47% (1 Month SOFR USD + 4.00%, 1.000% Floor), 08/31/2028 (a)	967,536	971,569
TK Elevator Midco GMBH, Senior Secured First Lien Term Loan 9.381% (6 Month SOFR USD + 3.50%, 0.500% Floor), 07/30/2027 (a)	898,950	902,096
Vertiv Group Corp., Senior Secured First Lien Term Loan 7.974% (1 Month SOFR USD + 2.50%), 03/02/2027 (a)	568,686	571,282
		12,546,493
LEISURE: CASINOS & GAMING - 3.49%
888 Acquisitions, Ltd., Senior Secured First Lien Term Loan 10.817% (6 Month SOFR USD + 5.25%, 0.500% Floor), 07/08/2028 (a)	481,466	468,741
Aristocrat Technologies, Inc., Senior Secured First Lien Term Loan 7.698% (3 Month SOFR USD + 2.25%, 0.500% Floor), 05/24/2029 (a)	224,143	224,866
Bally's Corp., Senior Secured First Lien Term Loan 8.927% (3 Month SOFR USD + 3.25%, 0.500% Floor), 10/02/2028 (a)	415,635	395,053
Caesars Entertainment, Inc., Senior Secured First Lien Term Loan 8.706% (1 Month SOFR USD + 3.25%, 0.500% Floor), 02/06/2030 (a)	707,653	710,473
Entain Holdings (Gibraltar), Ltd.
Senior Secured First Lien Term Loan 7.948% (3 Month SOFR USD + 2.50%, 0.500% Floor), 03/29/2027 (a)	728,325	731,187
Senior Secured First Lien Term Loan 8.948% (3 Month SOFR USD + 3.50%, 0.500% Floor), 10/31/2029 (a)	1,059,853	1,063,166
Everi Holdings, Inc., Senior Secured First Lien Term Loan 7.97% (1 Month SOFR USD + 2.50%, 0.500% Floor), 08/03/2028 (a)	454,538	456,499
Fertitta Entertainment, LLC, Senior Secured First Lien Term Loan 9.356% (1 Month SOFR USD + 4.00%, 0.500% Floor), 01/29/2029 (a)	803,869	805,251
Flutter Entertainment PLC, Senior Secured First Lien Term Loan 7.698% (3 Month SOFR USD + 2.25%, 0.500% Floor), 11/25/2030 (a)	2,127,000	2,134,977
Ontario Gaming GTA, LP, Senior Secured First Lien Term Loan 9.598% (3 Month SOFR USD + 4.25%, 0.500% Floor), 08/01/2030 (a)	738,000	742,085
Penn National Gaming, Inc., Senior Secured First Lien Term Loan 8.205% (1 Month SOFR USD + 2.75%, 0.500% Floor), 05/03/2029 (a)	589,472	591,617
Scientific Games International, Inc., Senior Secured First Lien Term Loan 8.465% (1 Month SOFR USD + 3.00%, 0.500% Floor), 04/16/2029 (a)	854,980	858,720
Stars Group Holdings B.V., Senior Secured First Lien Term Loan 8.863% (3 Month SOFR USD + 3.25%, 0.500% Floor), 07/21/2028 (a)	210,636	211,630
		9,394,265
LEISURE: HOTELS - 2.40%
Alterra Mountain Co., Senior Secured First Lien Term Loan 8.97% (1 Month SOFR USD + 3.50%, 0.500% Floor), 08/17/2028 (a)	1,791,149	1,796,002
Carnival Corp., Senior Secured First Lien Term Loan 8.72% (1 Month SOFR USD + 3.25%, 0.750% Floor), 10/18/2028 (a)	481,180	482,585
Herschend Entertainment Co., LLC, Senior Secured First Lien Term Loan 9.22% (1 Month SOFR USD + 3.75%, 0.500% Floor), 08/28/2028 (a)	1,176,670	1,181,818
Hilton Grand Vacations Borrower, LLC, Senior Secured First Lien Term Loan 8.22% (1 Month SOFR USD + 2.75%, 0.500% Floor), 08/02/2028 (a)	434,010	434,824
Hilton Worldwide Finance, LLC, Senior Secured First Lien Term Loan 7.205% (1 Month SOFR USD + 1.75%), 06/21/2028 (a)	524,000	525,582
Lakeland Tours, LLC, Senior Unsecured First Lien Term Loan 8.00%, 09/27/2027	333,330	258,331
RHP Hotel Properties, LP, Senior Secured First Lien Term Loan 8.106% (1 Month SOFR USD + 2.75%), 05/20/2030 (a)	632,223	633,948
Sabre GLBL, Inc.
Senior Secured First Lien Term Loan 8.97% (1 Month SOFR USD + 3.50%, 0.500% Floor), 12/17/2027 (a)	143,000	125,768
Senior Secured First Lien Term Loan 8.97% (1 Month SOFR USD + 3.50%, 0.500% Floor), 12/17/2027 (a)	90,766	79,829
Senior Secured First Lien Term Loan 9.706% (1 Month SOFR USD + 4.25%, 0.500% Floor), 06/30/2028 (a)	78,000	69,342
Travel + Leisure Co., Senior Secured First Lien Term Loan 8.608% (1 Month SOFR USD + 3.25%, 0.500% Floor), 12/14/2029 (a)	504,000	505,449
Wyndham Hotels & Resorts, Inc., Senior Secured First Lien Term Loan 7.706% (1 Month SOFR USD + 2.25%), 05/24/2030 (a)	375,115	376,546
		6,470,024
LEISURE: RESTAURANTS - 1.89%
1011778 B.C. Unlimited Liability Co., Senior Secured First Lien Term Loan 7.606% (1 Month SOFR USD + 2.25%), 09/20/2030 (a)	624,000	625,002
Dave & Buster's, Inc., Senior Secured First Lien Term Loan 9.25% (1 Month SOFR USD + 3.75%, 0.500% Floor), 06/29/2029 (a)	664,485	667,333
Fogo De Chao, Inc., Senior Secured First Lien Term Loan 10.106% (1 Month SOFR USD + 4.75%, 0.500% Floor), 09/22/2030 (a)	442,000	434,448
IRB Holding Corp., Senior Secured First Lien Term Loan 8.456% (1 Month SOFR USD + 3.00%, 0.750% Floor), 12/15/2027 (a)	1,557,670	1,562,117
Tacala, LLC, Senior Secured First Lien Term Loan 9.47% (1 Month SOFR USD + 4.00%, 0.750% Floor), 02/05/2027 (a)	1,120,835	1,126,820
Whatabrands, LLC, Senior Secured First Lien Term Loan 8.47% (1 Month SOFR USD + 3.00%, 0.500% Floor), 08/03/2028 (a)	662,368	664,322
		5,080,042
MEDIA: BROADCASTING - 0.65%
Hubbard Radio, LLC, Senior Secured First Lien Term Loan 9.73% (1 Month LIBOR USD + 4.25%, 1.000% Floor), 03/28/2025 (a)	457,988	380,130
Nexstar Broadcasting, Inc., Senior Secured First Lien Term Loan 7.97% (1 Month SOFR USD + 2.50%), 09/18/2026 (a)	700,890	702,096
Univision Communications, Inc., Senior Secured First Lien Term Loan 8.72% (1 Month SOFR USD + 3.25%, 0.750% Floor), 03/13/2026 (a)	664,292	666,372
		1,748,598
MEDIA: CABLE & SATELLITE - 2.49%
Charter Communications Operating, LLC., Senior Secured First Lien Term Loan 7.133% (3 Month SOFR USD + 1.75%), 02/01/2027 (a)	668,255	669,094
Connect U.S. Finco, LLC, Senior Secured First Lien Term Loan 8.856% (1 Month SOFR USD + 3.50%, 1.000% Floor), 12/11/2026 (a)	1,463,875	1,466,216
Coral-U.S. Co-Borrower, LLC, Senior Secured First Lien Term Loan 7.793% (1 Month SOFR USD + 2.25%), 01/31/2028 (a)	585,000	582,479
CSC Holdings, LLC, Senior Secured First Lien Term Loan 9.862% (1 Month SOFR USD + 4.50%), 01/18/2028 (a)	695,563	673,611
DIRECTV Financing, LLC, Senior Secured First Lien Term Loan 10.65% (3 Month SOFR USD + 5.00%, 0.750% Floor), 08/02/2027 (a)	656,429	657,621
Iridium Satellite, LLC, Senior Secured First Lien Term Loan 7.856% (1 Month SOFR USD + 2.50%, 0.750% Floor), 09/20/2030 (a)	836,204	839,574
Radiate Holdco, LLC, Senior Secured First Lien Term Loan 8.72% (1 Month SOFR USD + 3.25%, 0.750% Floor), 09/25/2026 (a)	557,080	448,711
Telesat Canada, Senior Secured First Lien Term Loan 8.40% (3 Month SOFR USD + 2.75%), 12/07/2026 (a)	517,907	335,024
Virgin Media Bristol, LLC, Senior Secured First Lien Term Loan 7.976% (1 Month SOFR USD + 2.50%), 01/31/2028 (a)	630,000	628,863
Xplornet Communications, Inc., Senior Secured First Lien Term Loan 9.61% (3 Month SOFR USD + 4.00%, 0.500% Floor), 10/02/2028 (a)	686,501	419,356
		6,720,549
MEDIA: DIVERSIFIED - 1.49%
ABG Intermediate Holdings 2, LLC, Senior Secured First Lien Term Loan 8.956% (1 Month SOFR USD + 3.50%, 0.500% Floor), 12/21/2028 (a)	467,046	469,802
AP Core Holdings II, LLC, Senior Secured First Lien Term Loan 10.97% (1 Month SOFR USD + 5.50%, 0.750% Floor), 09/01/2027 (a)	317,000	310,264
Arches Buyer, Inc., Senior Secured First Lien Term Loan 8.706% (1 Month SOFR USD + 3.25%, 0.500% Floor), 12/06/2027 (a)	541,718	531,374
Buzz Finco, LLC, Senior Secured First Lien Term Loan 8.206% (1 Month SOFR USD + 2.75%), 01/29/2027 (a)	606,375	609,028
Dotdash Meredith, Inc., Senior Secured First Lien Term Loan 9.443% (1 Month SOFR USD + 4.00%, 0.500% Floor), 12/01/2028 (a)	525,168	522,543
Getty Images, Inc., Senior Secured First Lien Term Loan 9.948% (3 Month SOFR USD + 4.50%), 02/19/2026 (a)	847,951	852,932
McGraw-Hill Education, Inc., Senior Secured First Lien Term Loan 10.22% (1 Month SOFR USD + 4.75%, 0.500% Floor), 07/28/2028 (a)	728,138	728,367
		4,024,310
MEDIA: ENTERTAINMENT - 2.54%
Cirque du Soleil Holding U.S.A. Newco, Inc., Senior Secured First Lien Term Loan 9.598% (3 Month SOFR USD + 4.25%, 0.500% Floor), 03/08/2030 (a)	670,264	668,800
Creative Artists Agency, LLC, Senior Secured First Lien Term Loan 8.856% (1 Month SOFR USD + 3.50%), 11/27/2028 (a)	769,035	773,173
Delta 2 (Lux) SARL, Senior Secured First Lien Term Loan 7.598% (3 Month SOFR USD + 2.25%, 0.500% Floor), 01/15/2030 (a)	850,000	853,324
Hoya Midco, LLC, Senior Secured First Lien Term Loan 8.633% (3 Month SOFR USD + 3.25%, 0.500% Floor), 01/26/2029 (a)	556,004	556,838
Live Nation Entertainment, Inc., Senior Secured First Lien Term Loan 7.208% (1 Month SOFR USD + 1.75%), 10/18/2026 (a)	925,583	926,259
Nascar Holdings, LLC, Senior Secured First Lien Term Loan 7.97% (1 Month SOFR USD + 2.50%), 10/19/2026 (a)	220,052	221,164
Pug, LLC, Senior Secured First Lien Term Loan 8.97% (1 Month SOFR USD + 3.50%), 02/12/2027 (a)	664,912	655,906
UFC Holdings, LLC, Senior Secured First Lien Term Loan 8.399% (3 Month SOFR USD + 2.75%, 0.750% Floor), 04/29/2026 (a)	733,617	737,234
William Morris Endeavor Entertainment, LLC, Senior Secured First Lien Term Loan 8.22% (1 Month SOFR USD + 2.75%), 05/16/2025 (a)	954,400	958,131
WMG Acquisition Corp., Senior Secured First Lien Term Loan 7.588% (1 Month SOFR USD + 2.125%), 01/20/2028 (a)	498,077	499,135
		6,849,964
METALS & MINING - 0.58%
Arsenal AIC Parent, LLC, Senior Secured First Lien Term Loan 9.856% (1 Month SOFR USD + 4.50%), 08/18/2030 (a)	508,725	511,587
Atkore International, Inc., Senior Secured First Lien Term Loan 7.61% (3 Month SOFR USD + 2.00%, 0.500% Floor), 05/26/2028 (a)	386,988	388,499
Grinding Media, Inc., Senior Secured First Lien Term Loan 9.684% (3 Month SOFR USD + 4.00%, 0.750% Floor), 10/12/2028 (a)	671,562	671,562
		1,571,648
MIDSTREAM: STORAGE & TRANSPORT - 2.23%
Buckeye Partners, LP, Senior Secured First Lien Term Loan 7.706% (1 Month SOFR USD + 2.25%), 11/02/2026 (a)	1,064,953	1,068,894
ITT Holdings, LLC, Senior Secured First Lien Term Loan 8.706% (1 Month SOFR USD + 3.25%, 0.500% Floor), 10/05/2030 (a)	645,383	648,342
Northriver Midstream Finance, LP, Senior Secured First Lien Term Loan 8.395% (3 Month SOFR USD + 3.00%), 08/16/2030 (a)	738,287	740,653
Oryx Midstream Services Permian Basin, LLC, Senior Secured First Lien Term Loan 8.71% (1 Month SOFR USD + 3.25%, 0.500% Floor), 10/05/2028 (a)	1,499,296	1,505,090
TransMontaigne Operating Co., LP, Senior Secured First Lien Term Loan 8.97% (1 Month SOFR USD + 3.50%, 0.500% Floor), 11/17/2028 (a)	1,016,260	1,014,172
Traverse Midstream Partners, LLC, Senior Secured First Lien Term Loan 9.24% (3 Month SOFR USD + 3.75%, 0.500% Floor), 02/16/2028 (a)	652,652	654,555
UGI Energy Services, LLC, Senior Secured First Lien Term Loan 8.706% (1 Month SOFR USD + 3.25%, 0.500% Floor), 02/22/2030 (a)	373,230	374,654
		6,006,360
OIL & GAS: EQUIPMENT & SERVICES - 0.14%
U.S. Silica Co., Senior Secured First Lien Term Loan 10.106% (1 Month SOFR USD + 4.75%, 0.500% Floor), 03/25/2030 (a)	378,293	379,509
PACKAGING - 1.69%
Clydesdale Acquisition Holdings, Inc., Senior Secured First Lien Term Loan 9.631% (1 Month SOFR USD + 4.175%, 0.500% Floor), 04/13/2029 (a)	616,610	620,078
LABL, Inc., Senior Secured First Lien Term Loan 10.456% (1 Month SOFR USD + 5.00%, 0.500% Floor), 10/30/2028 (a)	398,319	383,109
Mauser Packaging Solutions Holding Co., Senior Secured First Lien Term Loan 9.343% (1 Month SOFR USD + 4.00%), 08/13/2026 (a)	664,081	667,448
Pregis Topco, LLC
Senior Secured First Lien Term Loan 9.106% (1 Month SOFR USD + 3.75%), 07/31/2026 (a)	523,200	525,042
Senior Secured First Lien Term Loan 9.22% (1 Month SOFR USD + 3.75%, 0.500% Floor), 07/31/2026 (a)	537,625	539,195
RLG Holdings, LLC, Senior Secured First Lien Term Loan 9.72% (1 Month SOFR USD + 4.25%, 0.750% Floor), 07/07/2028 (a)	576,240	543,394
Sabert Corp., Senior Secured First Lien Term Loan 9.219% (1 Month SOFR USD + 3.75%, 1.000% Floor), 12/10/2026 (a)	354,314	357,194
Trident TPI Holdings, Inc., Senior Secured First Lien Term Loan 9.61% (3 Month SOFR USD + 4.00%, 0.500% Floor), 09/15/2028 (a)	910,663	909,339
		4,544,799
REAL ESTATE: MANAGEMENT - 0.31%
Cushman & Wakefield U.S. Borrower, LLC, Senior Secured First Lien Term Loan 9.356% (1 Month SOFR USD + 4.00%, 0.500% Floor), 01/31/2030 (a)	288,000	288,360
Greystar Real Estate Partners, LLC, Senior Secured First Lien Term Loan 9.125% (3 Month SOFR USD + 3.75%, 0.500% Floor), 08/21/2030 (a)	546,630	547,997
		836,357
RETAIL: FOOD & DRUG - 0.25%
BJ's Wholesale Club, Inc., Senior Secured First Lien Term Loan 7.36% (1 Month SOFR USD + 2.00%), 02/03/2029 (a)	574,075	577,843
JP Intermediate B, LLC, Senior Secured First Lien Term Loan 11.145% (3 Month SOFR USD + 5.7616%, 1.000% Floor), 11/20/2027 (a)	452,852	96,161
		674,004
RETAILING - 1.77%
Belron Finance U.S., LLC, Senior Secured First Lien Term Loan 8.067% (3 Month SOFR USD + 2.425%, 0.500% Floor), 04/13/2028 (a)	1,191,631	1,194,759
Great Outdoors Group, LLC, Senior Secured First Lien Term Loan 9.22% (1 Month SOFR USD + 3.75%, 0.750% Floor), 03/06/2028 (a)	1,138,008	1,139,430
Harbor Freight Tools U.S.A., Inc., Senior Secured First Lien Term Loan 8.22% (1 Month SOFR USD + 2.75%, 0.500% Floor), 10/19/2027 (a)	476,364	476,450
Michaels Cos., Inc. , Senior Secured First Lien Term Loan 9.86% (3 Month SOFR USD + 4.25%, 0.750% Floor), 04/14/2028 (a)	479,700	400,070
Peer Holding III B.V., Senior Secured First Lien Term Loan 8.604%, 10/18/2030 (a)(e)	633,000	635,769
PetSmart, Inc., Senior Secured First Lien Term Loan 9.206% (1 Month SOFR USD + 3.75%, 0.750% Floor), 02/11/2028 (a)	451,536	447,246
Sally Holdings, LLC, Senior Secured First Lien Term Loan 7.606% (1 Month SOFR USD + 2.25%), 02/28/2030 (a)	477,393	480,152
		4,773,876
TECHNOLOGY HARDWARE - 1.29%
EOS U.S. Finco, LLC, Senior Secured First Lien Term Loan 11.098% (3 Month SOFR USD + 5.75%, 0.500% Floor), 10/05/2029 (a)	411,709	379,802
Ingram Micro, Inc., Senior Secured First Lien Term Loan 8.61% (3 Month SOFR USD + 3.00%, 0.500% Floor), 06/30/2028 (a)	394,200	395,925
MKS Instruments, Inc., Senior Secured First Lien Term Loan 7.841% (1 Month SOFR USD + 2.50%, 0.500% Floor), 08/17/2029 (a)	885,862	889,423
Presidio Holdings, Inc.
Senior Secured First Lien Term Loan 8.956% (1 Month SOFR USD + 3.50%), 01/22/2027 (a)	13,904	13,950
Senior Secured First Lien Term Loan 8.983% (3 Month SOFR USD + 3.50%), 01/22/2027 (a)	448,776	450,248
Synaptics, Inc., Senior Secured First Lien Term Loan 7.875% (3 Month SOFR USD + 2.25%, 0.500% Floor), 12/04/2028 (a)	401,972	400,967
World Wide Technology Holding Co., LLC, Senior Secured First Lien Term Loan 8.707% (1 Month SOFR USD + 3.25%, 0.500% Floor), 03/01/2030 (a)	926,935	931,574
		3,461,889
TECHNOLOGY: SOFTWARE & SERVICES - 9.43%
Access CIG, LLC, Senior Secured First Lien Term Loan 10.388% (3 Month SOFR USD + 5.00%, 0.500% Floor), 08/18/2028 (a)	713,213	715,295
Barracuda Parent, LLC, Senior Secured First Lien Term Loan 9.883% (3 Month SOFR USD + 4.50%, 0.500% Floor), 08/15/2029 (a)	422,864	414,011
Boxer Parent Co., Inc., Senior Secured First Lien Term Loan 9.598%, 12/31/2028 (a)(e)	1,192,000	1,202,282
Central Parent, Inc., Senior Secured First Lien Term Loan 9.348% (3 Month SOFR USD + 4.00%), 07/06/2029 (a)	728,940	733,912
Cloud Software Group, Inc., Senior Secured First Lien Term Loan 9.99% (3 Month SOFR USD + 4.50%, 0.500% Floor), 03/30/2029 (a)	673,385	659,456
CommerceHub, Inc., Senior Secured First Lien Term Loan 9.54% (3 Month SOFR USD + 4.00%, 0.750% Floor), 12/29/2027 (a)	453,263	430,790
Connectwise, LLC, Senior Secured First Lien Term Loan 8.97% (1 Month SOFR USD + 3.50%, 0.500% Floor), 09/29/2028 (a)	1,127,678	1,127,679
DCert Buyer, Inc., Senior Secured First Lien Term Loan 9.356% (1 Month SOFR USD + 4.00%), 10/16/2026 (a)	444,634	441,628
E2Open, LLC, Senior Secured First Lien Term Loan 8.97% (1 Month SOFR USD + 3.50%, 0.500% Floor), 02/04/2028 (a)	606,372	607,824
Ensono, LP, Senior Secured First Lien Term Loan 9.47% (1 Month SOFR USD + 4.00%, 0.750% Floor), 05/19/2028 (a)	696,642	672,956
Flexera Software, LLC, Senior Secured First Lien Term Loan 9.213%, 03/03/2028 (a)(e)	559,547	559,941
GI Consilio Parent, LLC, Senior Secured First Lien Term Loan 9.47% (1 Month SOFR USD + 4.00%, 0.500% Floor), 05/12/2028 (a)	292,493	291,945
Go Daddy Operating Co., LLC, Senior Secured First Lien Term Loan 7.47% (1 Month SOFR USD + 2.00%), 08/10/2027 (a)	930,589	933,497
Greeneden U.S. Holdings II, LLC, Senior Secured First Lien Term Loan 9.47% (1 Month SOFR USD + 4.00%, 0.750% Floor), 12/01/2027 (a)	550,708	553,509
Informatica, LLC, Senior Secured First Lien Term Loan 8.22% (1 Month SOFR USD + 2.75%), 10/27/2028 (a)	669,865	672,099
Marcel Bidco, LLC, Senior Secured First Lien Term Loan 9.82%, 10/26/2030 (a)(e)	572,000	575,815
McAfee Corp., Senior Secured First Lien Term Loan 9.193% (1 Month SOFR USD + 3.75%, 0.500% Floor), 03/01/2029 (a)	1,040,854	1,039,339
Mitchell International, Inc., Senior Secured First Lien Term Loan 9.40% (3 Month SOFR USD + 3.75%, 0.500% Floor), 10/16/2028 (a)	941,960	942,912
Mosel Bidco SE (Software AG), Senior Secured First Lien Term Loan 10.098% (3 Month SOFR USD + 4.75%, 0.500% Floor), 09/16/2030 (a)	732,000	733,830
N-Able International Holdings II, LLC, Senior Secured First Lien Term Loan 8.40% (3 Month SOFR USD + 2.75%, 0.500% Floor), 07/19/2028 (a)	501,458	502,084
Open Text Corp., Senior Secured First Lien Term Loan 7.206% (1 Month SOFR USD + 1.75%), 05/30/2025 (a)	1,318,503	1,322,347
Optiv Parent, Inc., Senior Secured First Lien Term Loan 10.63% (3 Month SOFR USD + 5.25%), 07/31/2026 (a)	553,611	530,636
Peraton Corp., Senior Secured First Lien Term Loan 9.206% (1 Month SOFR USD + 3.75%, 0.750% Floor), 02/01/2028 (a)	948,707	952,264
Project Alpha Intermediate Holding, Inc., Senior Secured First Lien Term Loan 10.106% (1 Month SOFR USD + 4.75%, 0.500% Floor), 10/28/2030 (a)	868,000	874,419
Proofpoint, Inc., Senior Secured First Lien Term Loan 8.72% (1 Month SOFR USD + 3.25%, 0.500% Floor), 08/31/2028 (a)	1,342,184	1,344,466
Quartz AcquireCo, LLC, Senior Secured First Lien Term Loan 8.856% (1 Month SOFR USD + 3.50%), 06/28/2030 (a)	525,683	527,982
RealPage, Inc., Senior Secured First Lien Term Loan 8.47% (1 Month SOFR USD + 3.00%, 0.500% Floor), 04/24/2028 (a)	382,715	380,587
Rocket Software, Inc., Senior Secured First Lien Term Loan 10.106% (1 Month SOFR USD + 4.75%, 0.500% Floor), 11/28/2028 (a)	405,983	399,639
Sedgwick Claims Management Services, Inc., Senior Secured First Lien Term Loan 9.106% (1 Month SOFR USD + 3.75%), 02/24/2028 (a)	1,313,078	1,318,731
SolarWinds Holdings, Inc., Senior Secured First Lien Term Loan 9.106% (1 Month SOFR USD + 3.75%), 02/05/2027 (a)	1,056,319	1,060,138
Sovos Compliance, LLC, Senior Secured First Lien Term Loan 9.97% (1 Month SOFR USD + 4.50%, 0.500% Floor), 08/11/2028 (a)	412,231	408,109
UKG, Inc.
Senior Secured First Lien Term Loan 8.764% (3 Month SOFR USD + 3.25%, 0.500% Floor), 05/04/2026 (a)	964,893	968,742
Senior Secured First Lien Term Loan 9.233% (3 Month SOFR USD + 3.75%), 05/04/2026 (a)	717,168	719,764
Senior Secured First Lien Term Loan 9.988% (3 Month SOFR USD + 4.50%, 0.500% Floor), 05/04/2026 (a)	253,725	255,132
VS Buyer, LLC, Senior Secured First Lien Term Loan 8.698% (1 Month SOFR USD + 3.25%), 02/26/2027 (a)	534,923	536,929
		25,410,689
TELECOM SERVICES: DIVERSIFIED - 2.00%
Altice France SA, Senior Secured First Lien Term Loan 10.894% (3 Month SOFR USD + 5.50%), 08/15/2028 (a)	336,044	302,860
Cincinnati Bell, Inc., Senior Secured First Lien Term Loan 8.706% (1 Month SOFR USD + 3.25%, 0.500% Floor), 11/22/2028 (a)	568,400	564,341
Crown Subsea Communications Holding, Inc., Senior Secured First Lien Term Loan 10.707% (1 Month SOFR USD + 5.25%, 0.750% Floor), 04/27/2027 (a)	874,575	880,588
Eagle Broadband Investments, LLC, Senior Secured First Lien Term Loan 8.61% (3 Month SOFR USD + 3.00%, 0.750% Floor), 11/12/2027 (a)	609,734	599,826
Frontier Communications Corp., Senior Secured First Lien Term Loan 9.22% (1 Month SOFR USD + 3.75%, 0.750% Floor), 10/08/2027 (a)	271,303	270,285
Guardian U.S. Holdco, LLC, Senior Secured First Lien Term Loan 9.348% (3 Month SOFR USD + 4.00%, 0.500% Floor), 01/31/2030 (a)	353,225	354,696
Lumen Technologies, Inc., Senior Secured First Lien Term Loan 7.713% (1 Month SOFR USD + 2.25%), 03/15/2027 (a)	628,815	435,980
Telenet Financing USD, LLC, Senior Secured First Lien Term Loan 7.476% (1 Month SOFR USD + 2.00%), 04/28/2028 (a)	755,000	752,263
Voyage U.S., LLC, Senior Secured First Lien Term Loan 9.177% (3 Month SOFR USD + 3.50%, 0.500% Floor), 07/20/2028 (a)	470,178	471,353
Zayo Group Holdings, Inc., Senior Secured First Lien Term Loan 9.681% (1 Month SOFR USD + 4.325%, 0.500% Floor), 03/09/2027 (a)	363,525	313,428
Ziggo Financing Partnership, Senior Secured First Lien Term Loan 7.976% (1 Month SOFR USD + 2.50%), 04/28/2028 (a)	455,000	454,513
		5,400,133
TELECOM SERVICES: WIRELESS - 0.20%
CCI Buyer, Inc., Senior Secured First Lien Term Loan 9.348% (3 Month SOFR USD + 4.00%, 0.750% Floor), 12/17/2027 (a)	530,013	529,255
TRANSPORTATION - 2.48%
AAdvantage Loyalty IP, Ltd., Senior Secured First Lien Term Loan 10.427% (3 Month SOFR USD + 4.75%, 0.750% Floor), 04/20/2028 (a)	654,466	673,333
Atlas CC Acquisition Corp.
Senior Secured First Lien Term Loan 9.90% (3 Month SOFR USD + 4.25%, 0.750% Floor), 05/25/2028 (a)	590,277	551,307
Senior Secured First Lien Term Loan 9.90% (3 Month SOFR USD + 4.25%, 0.750% Floor), 05/25/2028 (a)	128,809	120,305
Avis Budget Car Rental, LLC
Senior Secured First Lien Term Loan 7.22% (1 Month SOFR USD + 1.75%), 08/06/2027 (a)	400,956	400,655
Senior Secured First Lien Term Loan 8.456% (1 Month SOFR USD + 3.00%, 0.500% Floor), 03/16/2029 (a)	358,645	359,879
Brown Group Holding, LLC
Senior Secured First Lien Term Loan 9.106% (1 Month SOFR USD + 3.75%, 0.500% Floor), 07/02/2029 (a)	193,503	194,283
Senior Secured First Lien Term Loan 9.133% (3 Month SOFR USD + 3.75%, 0.500% Floor), 07/02/2029 (a)	480,172	482,107
Senior Secured First Lien Term Loan 9.138% (3 Month SOFR USD + 3.75%, 0.500% Floor), 07/02/2029 (a)	227,853	228,771
Hertz Corp.
Senior Secured First Lien Term Loan 8.72% (1 Month SOFR USD + 3.25%, 0.500% Floor), 06/30/2028 (a)	377,379	376,790
Senior Secured First Lien Term Loan 8.72% (1 Month SOFR USD + 3.25%, 0.500% Floor), 06/30/2028 (a)	72,945	72,831
Senior Secured First Lien Term Loan 9.108% (1 Month SOFR USD + 3.75%), 06/30/2028 (a)	373,000	373,157
Kenan Advantage Group, Inc., Senior Secured First Lien Term Loan 9.22% (1 Month SOFR USD + 3.75%, 0.750% Floor), 03/24/2026 (a)	477,815	476,938
Lasership, Inc., Senior Secured First Lien Term Loan 10.396% (6 Month SOFR USD + 4.50%, 0.750% Floor), 05/08/2028 (a)	733,709	675,929
Mileage Plus Holdings, LLC, Senior Secured First Lien Term Loan 10.77% (3 Month SOFR USD + 5.25%, 1.000% Floor), 06/21/2027 (a)	52,242	54,108
United Airlines, Inc., Senior Secured First Lien Term Loan 9.22% (1 Month SOFR USD + 3.75%, 0.750% Floor), 04/21/2028 (a)	607,875	610,914
WWEX UNI TopCo Holdings, LLC, Senior Secured First Lien Term Loan 9.61% (3 Month SOFR USD + 4.00%, 0.750% Floor), 07/26/2028 (a)	561,540	551,904
XPO, Inc., Senior Secured First Lien Term Loan 7.36% (1 Month SOFR USD + 2.00%), 02/01/2031 (a)	486,000	487,317
		6,690,528
UTILITIES: POWER - 0.74%
Calpine Corp.
Senior Secured First Lien Term Loan 7.47% (1 Month SOFR USD + 2.00%), 04/06/2026 (a)	264,308	265,155
Senior Secured First Lien Term Loan 7.97% (1 Month SOFR USD + 2.50%), 12/16/2027 (a)	266,000	266,842
Lightstone Holdco, LLC
Senior Secured First Lien Term Loan 11.133% (3 Month SOFR USD + 5.75%, 1.000% Floor), 02/01/2027 (a)	779,249	743,696
Senior Secured First Lien Term Loan 11.133% (3 Month SOFR USD + 5.75%, 1.000% Floor), 02/01/2027 (a)	44,074	42,063
WaterBridge Midstream Operating, LLC, Senior Secured First Lien Term Loan 11.39% (3 Month SOFR USD + 5.75%, 1.000% Floor), 06/22/2026 (a)	661,561	663,384
		1,981,140
TOTAL BANK LOANS (Cost $219,442,069)		219,634,703

CORPORATE BONDS - 14.18% (d)
AEROSPACE & DEFENSE - 0.60%
TransDigm, Inc. 6.25%, 03/15/2026 (f)	1,606,000	1,604,756
BUILDING PRODUCTS - 0.19%
Standard Industries, Inc./NJ 3.375%, 01/15/2031 (f)	600,000	517,008
CHEMICALS - 0.11%
Olympus Water U.S. Holding Corp. 7.125%, 10/01/2027 (f)	200,000	200,379
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. 5.125%, 04/01/2029 (b)(f)	238,000	97,468
		297,847
COMMERCIAL SERVICES - 0.39%
OPENLANE, Inc. 5.125%, 06/01/2025 (f)	424,000	418,374
Tempo Acquisition, LLC / Tempo Acquisition Finance Corp. 5.75%, 06/01/2025 (f)	625,000	628,365
		1,046,739
CONSTRUCTION & ENGINEERING - 0.37%
Pike Corp. 5.50%, 09/01/2028 (f)	1,043,000	994,928
ENVIRONMENTAL SERVICES - 0.25%
Stericycle, Inc. 5.375%, 07/15/2024 (f)	679,000	677,364
HEALTHCARE: EQUIPMENT & SUPPLIES - 0.23%
Garden Spinco Corp. 8.625%, 07/20/2030 (f)	589,000	631,013
HEALTHCARE: FACILITIES - 1.17%
Fresenius Medical Care U.S. Finance III, Inc. 2.375%, 02/16/2031 (f)	925,000	717,001
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc. 9.75%, 12/01/2026 (f)	1,002,000	997,011
Select Medical Corp. 6.25%, 08/15/2026 (f)	437,000	439,592
Tenet Healthcare Corp. 6.25%, 02/01/2027	995,000	1,000,568
		3,154,172
HEALTHCARE: MANAGED HEALTH CARE - 0.38%
Verscend Escrow Corp. 9.75%, 08/15/2026 (f)	1,010,000	1,017,455
HEALTHCARE: PHARMACEUTICALS & BIOTECHNOLOGY - 0.91%
Organon & Co. / Organon Foreign Debt Co.-Issuer B.V. 4.125%, 04/30/2028 (f)	1,902,000	1,752,960
Teva Pharmaceutical Finance Netherlands III B.V. 3.15%, 10/01/2026 (b)	765,000	708,918
		2,461,878
HEALTHCARE: REITs - 0.29%
MPT Operating Partnership, LP / MPT Finance Corp. 3.50%, 03/15/2031	1,270,000	795,314
INDUSTRIAL MACHINERY - 0.27%
WESCO Distribution, Inc. 7.125%, 06/15/2025 (f)	715,000	720,841
LEISURE: CASINOS & GAMING - 2.42%
Allwyn Entertainment Financing UK PLC 7.875%, 04/30/2029 (b)(f)	440,000	449,900
Caesars Entertainment, Inc. 6.25%, 07/01/2025 (f)	1,225,000	1,229,349
Caesars Resort Collection, LLC / CRC Finco, Inc. 5.75%, 07/01/2025 (f)	849,000	849,241
International Game Technology PLC
6.50%, 02/15/2025 (b)(f)	931,000	932,639
4.125%, 04/15/2026 (b)(f)	1,095,000	1,064,933
Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.
5.625%, 09/01/2029 (f)	561,000	445,428
5.875%, 09/01/2031 (f)	562,000	435,278
VICI Properties, LP / VICI Note Co., Inc. 3.50%, 02/15/2025 (f)	1,145,000	1,116,438
		6,523,206
LEISURE: HOTELS - 1.23%
NCL Corp., Ltd.
3.625%, 12/15/2024 (b)(f)	925,000	900,143
8.375%, 02/01/2028 (b)(f)	444,000	470,772
Royal Caribbean Cruises, Ltd.
5.50%, 08/31/2026 (b)(f)	421,000	417,289
11.625%, 08/15/2027 (b)(f)	592,000	644,605
Sabre GLBL, Inc. 8.625%, 06/01/2027 (f)	972,000	883,723
		3,316,532
LEISURE: RESTAURANTS - 0.24%
CEC Entertainment, LLC 6.75%, 05/01/2026 (f)	660,000	644,817
MEDIA: BROADCASTING - 0.07%
Univision Communications, Inc. 5.125%, 02/15/2025 (f)	178,000	177,490
MEDIA: CABLE & SATELLITE - 0.57%
DISH DBS Corp.
5.875%, 11/15/2024	475,000	445,810
5.125%, 06/01/2029	575,000	296,944
Hughes Satellite Systems Corp. 6.625%, 08/01/2026	490,000	386,784
Sable International Finance, Ltd. 5.75%, 09/07/2027 (b)(f)	430,000	406,582
		1,536,120
MEDIA: ENTERTAINMENT - 0.27%
Playtika Holding Corp. 4.25%, 03/15/2029 (f)	821,000	717,159
METALS & MINING - 0.28%
GrafTech Finance, Inc. 4.625%, 12/15/2028 (f)	127,000	84,346
GrafTech Global Enterprises, Inc. 9.875%, 12/15/2028 (f)	857,000	662,032
		746,378
MIDSTREAM: STORAGE & TRANSPORT - 0.54%
Venture Global Calcasieu Pass, LLC
6.25%, 01/15/2030 (f)	290,000	288,794
3.875%, 11/01/2033 (f)	510,000	433,269
Venture Global LNG, Inc. 8.125%, 06/01/2028 (f)	712,000	719,664
		1,441,727
OIL & GAS: EQUIPMENT & SERVICES - 0.17%
Borr IHC, Ltd. / Borr Finance, LLC 10.00%, 11/15/2028 (b)(f)	426,000	445,170
PACKAGING - 0.28%
Ball Corp. 5.25%, 07/01/2025	758,000	757,756
TECHNOLOGY HARDWARE - 0.36%
Entegris Escrow Corp. 4.75%, 04/15/2029 (f)	1,005,000	969,030
TECHNOLOGY: SOFTWARE & SERVICES - 1.25%
Boxer Parent Co., Inc. 7.125%, 10/02/2025 (f)	385,000	387,476
Elastic N.V. 4.125%, 07/15/2029 (b)(f)	844,000	775,895
Gen Digital, Inc. 5.00%, 04/15/2025 (f)	2,220,000	2,199,787
		3,363,158
TELECOM SERVICES: DIVERSIFIED - 0.3%
Altice France SA/France 5.50%, 01/15/2028 (b)(f)	400,000	329,749
Zayo Group Holdings, Inc. 4.00%, 03/01/2027 (f)	605,000	485,734
		815,483
TRANSPORTATION - 0.83%
Uber Technologies, Inc. 8.00%, 11/01/2026 (f)	1,175,000	1,197,621
XPO, Inc.
6.25%, 06/01/2028 (f)	758,000	768,489
7.125%, 06/01/2031 (f)	264,000	273,922
		2,240,032
UTILITIES: PROPANE - 0.21%
AmeriGas Partners, LP / AmeriGas Finance Corp. 5.50%, 05/20/2025	585,000	577,347
TOTAL CORPORATE BONDS (Cost $39,147,448)		38,190,720
	Shares
MONEY MARKET FUND - 5.83%
First American Government Obligations Fund - Class X, 5.29% (c)	15,701,380	15,701,380
TOTAL MONEY MARKET FUND (Cost $15,701,380)		15,701,380

Total Investments (Cost $274,290,897) - 101.54%		273,526,803
Liabilities in Excess of Other Assets - (1.54%)		(4,136,018)
TOTAL NET ASSETS - 100.00%		$269,390,785

Percentages are stated as a percent of net assets.

LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Funding Rate
(a)	Variable rate securities. The coupon rate shown is the effective interest rate as of December 31, 2023.
(b)	U.S. traded security of a foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of December 31, 2023.
(d)	All or a portion is posted as collateral for delayed settlement securities.
(e)	Final terms of the bank loan are not yet known, so reference index and spread information may not be presented.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers." As of December 31, 2023, the value of these investments was
$33,221,279 or 12.33% of total net assets.
(g)	All or a portion of the loan is unfunded.
(h)
Rates for senior loans will typically have interest rates that redetermine periodically by reference to a base lending rate plus a spread.  Senior loans that reference SOFR may be subject to a credit spread adjustment, particularly to legacy LIBOR bank loans that have transitioned to SOFR as the base lending rate.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Shenkman Capital Management, Inc. Industries presented are at the discretion of Shenkman Capital Management, Inc. and therefore may not follow the exact naming convention prescribed by GICS.

Shenkman Capital Floating Rate High Income Fund
Summary of Fair Value Disclosure at December 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the
Fund has the ability to access.
Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2023:

Shenkman Capital Floating Rate High Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Bank Loans	$-	$219,634,703	$-	$219,634,703
Corporate Bonds	-	38,190,720	-	38,190,720
Total Fixed Income	-	257,825,423	-	257,825,423
Money Market Fund	15,701,380	-	-	15,701,380
Total Investments	$15,701,380	$257,825,423	$-	$273,526,803

Refer to the Fund's schedule of investments for a detailed break-out of holdings by industry classification.